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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [X]; Amendment Number: 9
This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong                Little Rock, AR         May 15, 2009
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $57,487
                                        (thousands)

List of Other Included Managers: None.

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
                                                     FORM 13F INFORMATION TABLE

                                                                                Sh/
                                                                                Prn                            Voting Authority
                                                            Value              Put/  Investment    Other   -----------------------
Name                          Title of Class     Cusip     (x1000)    Shares   Call  Discretion  Managers     Sole    Shared  None
---------------------------  ---------------  -----------  -------  ---------  ----  ----------  --------  ---------  ------  ----
Bank of America Corporation  Common Stock     060505-10-4  $ 4,569    670,000   SH       Sole       N/A      670,000
Bank of America Corporation  Preferred Stock  060505-72-4  $    76      7,000   SH       Sole       N/A        7,000
Bank of America Corporation  Preferred Stock  060505-55-9  $    21      2,000   SH       Sole       N/A        2,000
Churchill Downs Inc.         Common Stock     171484-10-8  $   838     27,900   SH       Sole       N/A       27,900
Comcast Corp. Cl A           Common Stock     20030N-10-1  $ 4,910    360,000   SH       Sole       N/A      360,000
Comcast Corp.-Special Cl A   Common Stock     20030N-20-0  $16,018  1,244,600   SH       Sole       N/A    1,244,600
Countrywide CAP V            Preferred Stock  222388-20-9  $   499     52,600   SH       Sole       N/A       52,600
General Communication Inc.   Common Stock     369385-10-9  $ 3,687    551,957   SH       Sole       N/A      551,957
Global Crossing Ltd          Common Stock     G3921A-17-5  $ 4,240    605,653   SH       Sole       N/A      605,653
Home Bancshares              Common Stock     436893-20-0  $ 7,396    370,332   SH       Sole       N/A      370,332
Lakes Entertainment Inc.     Common Stock     51206P-10-9  $ 3,601  1,682,772   SH       Sole       N/A    1,682,772
Lodgenet Entertainmant Corp  Common Stock     540211-10-9  $ 3,024  1,901,858   SH       Sole       N/A    1,901,858
Lodgian Inc.                 Common Stock     54021P-40-3  $ 6,310  3,004,853   SH       Sole       N/A    3,004,853
MGIC Investment Corp.        Common Stock     552848-10-3  $ 2,288  1,611,430   SH       Sole       N/A    1,611,430
YOU BET Internationl INC     Common Stock     987413-10-1  $    10      6,000   SH       Sole       N/A        6,000